Financial Liabilities	12 Months Ended
Dec. 31, 2025
Financial Liabilities [Abstract]
FINANCIAL LIABILITIES

11. FINANCIAL LIABILITIES

	As of December 31,
	2024	2025
	RMB	RMB	USD

Exchangeable Notes	20,990	20,990	3,001
Interest expense	—	4,518	646
Foreign exchange	—	(559)	(80)
Financial liabilities	20,990	24,949	3,567

In September 2022, the Company entered into an exchangeable note agreement with Investor B. Pursuant to the agreement, the Company issued an exchangeable note of USD 2.8 million (equivalent to RMB 20,128) with a simple interest rate of 7% per annum to Investor B. The note entitled Investor B to convert the entire or part of the outstanding principal at 90% of the per share price into the same class of shares issued in the new round financing. The note was due one year after issuance, with extensions subject to mutual agreement. Interest on the note would be exempted upon conversion. In September 2024, the maturity date was further extended to September 8, 2025. Subsequently, the noteholder irrevocably waived all conversion rights associated with the note. As a result, the instrument no longer contains any equity-linked features and is accounted for as a financial liability.

The Company and the noteholder have agreed that the principal amount will be repaid by June 30, 2027. The detailed repayment schedule and interest arrangements are subject to further negotiation and had not been finalized as of December 31, 2025.

The Group also considered whether the absence of explicit interest terms gives rise to a significant financing component or requires imputation of interest under ASC 835-30, and concluded that any such impact would not be material to the consolidated financial statements.

Management applied judgment in determining the appropriate measurement basis given the evolving terms of the arrangement and will reassess the measurement upon finalization of the repayment and interest terms.

As of December 31, 2025, the note is measured at amortized cost. The carrying amount of the note, including accrued interest was RMB24,949 (US$3,567).